Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	Components of intangible assets are as follows:
	December 31, 2022	December 31, 2021
Trademarks	$-	$110,842
Patents	-	95,355
Accumulated amortization	-	(74,104)
Total patent costs, net	$-	$132,093